Social and statutory obligations - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Social and statutory obligations	R$ 1,146,127	R$ 968,119